Document and Entity Information	Dec. 02, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001422143
Document Type	8-K
Document Period End Date	Dec. 02, 2025
Entity Registrant Name	KURA ONCOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37620
Entity Tax Identification Number	61-1547851
Entity Address, Address Line One	4930 Directors Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	500-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	KURA
Entity Emerging Growth Company	false